SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Floating Rate Trust's primary goal is to provide as high a level of current income and preservation of capital as is consistent with investment primarily in senior secured corporate loans and corporate debt securities with floating interest rates.
--------------------------------------------------------------------------------



Dear Shareholder:

We are pleased to bring you Franklin Floating Rate Trust's annual report for the period ended July 31, 2001.


ECONOMIC OVERVIEW
The U.S. economy weakened markedly during the fiscal year ended July 31, 2001, as a slowdown in growth, perhaps sharpened by political uncertainty over the presidential election, started in the technology sector and quickly spread to other industries. The Federal Reserve Board (the Fed) moved quickly and forcefully to cut interest rates during the late winter and spring with a series of half-percent reductions, but by period-end it was not yet clear if an economic recovery had taken hold. As of July 31, 2001, the federal funds target rate stood at 3.75%, down from 6.50% one year earlier.

Short-term interest rates declined significantly over the past 12 months due to the Fed's aggressive monetary easing stance. Accordingly, the three-month London InterBank Offered Rate


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 11.



CONTENTS
Shareholder Letter .......................................................     1

Performance Summary ......................................................     7

The Fund's
Repurchase Offers ........................................................     8

Financial Highlights &
Statement of Investments .................................................    10

Financial Statements .....................................................    24

Notes to
Financial Statements .....................................................    28

Independent
Auditors' Report .........................................................    33


[FUND CATEGORY PYRAMID GRAPHIC]

WHAT ARE SYNDICATED BANK LOANS?

Syndicated bank loans are typically secured, floating rate loans to corporate borrowers made by a group, or syndicate, of banks and other lenders. A group of lenders provides capital to companies for varied purposes, such as merger and acquisition activity, leveraged buyouts or refinancings. Borrowing rates are generally pegged to an index, such as LIBOR, the London InterBank Offered Rate.




(LIBOR), the benchmark used to set the interest rates of most leveraged loans, declined from 6.72% at the beginning of the reporting period, to 3.67% on July 31, 2001. Long-term rates stayed relatively constant over the same period, however, with the yield on the 30-year Treasury bond declining slightly from 5.78% to 5.52%. Equity markets were extremely volatile during the year, although the Dow Jones(R) Industrial Average did not move significantly, starting the period under review at 10606.95 and ending at 10522.81.(1)


SYNDICATED BANK LOAN MARKET

The first six months of the Fund's fiscal year were difficult, as the slowing economy and relatively high interest rates created a challenging business climate for leveraged companies that issue syndicated bank loans. Default rates increased markedly, hitting levels not seen since the last recession of 1991-92, and new issuance and secondary market trading activity slowed.

Signs of a turnaround seemed to appear at the beginning of 2001 when the Fed unexpectedly and aggressively cut interest rates, spurring a sharp rebound in the closely linked high yield (junk bond) market. Unfortunately, that recovery turned out to be short-lived -- although some companies were able to refinance or issue new debt, investor interest seemed focused on old economy industries (including foods, pharmaceuticals, health care and insurance) that were perceived as more stable, instead of riskier industries such as technology and telecommunications.

By the spring of 2001, the outlook for the syndicated loan market grew hazy again as the expected recovery failed to take hold


1. Source: Standard & Poor's Micropal. The unmanaged Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks.

and a number of defaults, particularly in telecommunications-related loans, cast a shadow across the asset class. By early summer, leveraged loan market conditions started to improve a bit as lower interest rates and increased investor enthusiasm stabilized the market. New-issue volume increased significantly in May and June, and although telecommunications credits remained out of favor, investors showed continued willingness to invest in old economy companies, contributing to a broad rally.

Still, the year under review was certainly a difficult period for the leveraged loan asset class, with returns coming in much lower than in recent years. After several years of ideal conditions -- strong economic growth with relatively high interest rates -- bank loans faced a weakening economy and significantly lower short-term interest rates. Loan credit quality fell across the board, forcing markdowns of some positions; loan yields also dropped.

Although it may seem like a very poor market environment, we believe there are some hopeful signs amid the fallout. Banks are tightening credit standards on new deals coming to market, and lower interest rates could help borrowers by reducing interest expense. In addition, market dislocations have created opportunities for nimble investors to invest in loans from strong companies at very attractive prices.


PORTFOLIO NOTES

The cable television industry remained one of our favorites, and was increased to 6.5% of the Fund's total net assets by July 31, 2001. We invested significantly in several new issues in the



TOP 10 HOLDINGS
7/31/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Conseco Inc.                                                                3.6%
Financial Conglomerates

Wyndham International Inc.                                                  3.3%
Hotels & Resorts

Charter Communications
CCVI, CCVIII and
Charter Communications
Operating LLC                                                               2.7%
Cable Television

Nextel Communications Inc.                                                  2.6%
Cellular Telephone

Finova Capital Corp.                                                        2.4%
Finance Companies

Allied Waste Industries Inc.                                                2.2%
Environmental Services

Burns Philip                                                                2.1%
Packaged Foods

Ventas Realty LP                                                            2.0%
Real Estate Investment Trusts

VoiceStream Holding LLC                                                     2.0%
Cellular Telephone

AEI Resources                                                               1.5%
Coal & Mining

DIVIDEND DISTRIBUTIONS*
8/1/00 - 7/31/01

                                                                      DIVIDEND
MONTH                                                                PER SHARE
--------------------------------------------------------------------------------
August                                                              7.7683 cents

September                                                           7.2199 cents

October                                                             8.0619 cents

November                                                            7.6140 cents

December                                                            7.3861 cents

January                                                             8.8942 cents

February                                                            7.1895 cents

March                                                               7.0741 cents

April                                                               7.1329 cents

May                                                                 6.8257 cents

June                                                                6.3358 cents

July                                                                6.3884 cents
--------------------------------------------------------------------------------
TOTAL                                                              87.8908 CENTS


*Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.




latter half of the reporting period, including issuers such as Mediacom, Insight and Videotron. In a slowing economy, one always has to be worried about declining revenues as consumers cut spending, but we feel that cable provides excellent value to subscribers, and could be one of the last things consumers would be willing to give up. Cable companies are also starting to benefit from potentially higher-margin services like digital cable, Internet access and telephony.

A year ago we wrote to you about the problems the movie exhibition industry had been facing due to overcapacity and inadequate demand growth. Although the industry remains overbuilt, the news has improved for senior lenders like your Fund. A private investor based in Colorado, Philip Anschutz, saw value in the assets of two movie theater chains, United Artists and Regal Cinemas, and began to buy their bank debt in an effort to obtain a controlling stake of the companies' equity in a negotiated restructuring. The news of his interest, combined with better-than-expected box office revenues and the industry's aggressive moves to shut down unprofitable theaters, moved movie theater company loan prices up significantly, benefiting the Fund.

During the reporting period, we invested in the $1 billion senior credit facilities of White Mountains, a holding company specializing in insurance. One of the borrower's subsidiaries, CGU, ranks among the top 20 U.S. property and casualty insurers. Folksamerica Holding Company, a CGU subsidiary, provides reinsurance to property and casualty risk insurers throughout North America. We were attracted to the company's strong franchise, favorable geographic mix, and proven management team led by Jack Byrne, former CEO of GEICO insurance. In addition, White Mountains has an attractive conservative capital structure whose senior credit facilities were rated investment grade by independent credit rating agencies Moody's(R) and S&P(R), with cash flow expected to cover interest expense on company debt more than threefold. In addition, the company, which is not publicly traded, has strong equity sponsorship in the form of several institutional investors, including Warren Buffett's Berkshire Hathaway.

Lastly, we continued to position the Fund defensively by favoring industries such as hospitals in the health care sector, since hospital services should still experience strong demand regardless of economic conditions. During the year under review, we invested in Triad Hospitals, the nation's third-largest hospital management company. Triad owns and operates 49 hospitals and 14 ambulatory surgery centers located in small cities and selected high-growth urban markets. Currently, Iasis Healthcare also remains one of our top holdings in this sector. Iasis owns and/or operates 14 hospitals and four surgery centers, primarily in three major markets, Phoenix, Salt Lake City and Tampa-St. Petersburg, which have had strong demographic trends. We feel investments like Triad and Iasis will hold up relatively better in a recession and that these loans have significant asset coverage (in the form of the hospitals pledged to us as collateral) to mitigate any downside risk.

Looking forward, we will maintain our strategy of holding loans from companies that we believe possess defensive market positions and strong asset coverage in industries that we feel will do well even during periods of economic decline. With its relatively stable share price and potential for high, current income, we believe the Fund is an attractive investment for investors seeking to diversify portfolios heavily weighted in equities.

We appreciate your investment in Franklin Floating Rate Trust and welcome your comments or suggestions.


Sincerely,

/s/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin Floating Rate Trust



/s/ Chauncey Lufkin
Chauncey Lufkin
Portfolio Manager
Franklin Floating Rate Trust


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 7/31/01
Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

                                        CHANGE         7/31/01           7/31/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$0.61           $9.24             $9.85
DISTRIBUTIONS (8/1/00 - 7/31/01)
Dividend Income                      $0.878908


PERFORMANCE

                                                                       INCEPTION
                                      1-YEAR            3-YEAR        (10/10/97)
--------------------------------------------------------------------------------
Cumulative Total Return(1)             +2.80%           +17.69%          +23.96%

Average Annual Total Return(2)         +1.86%            +5.58%           +5.81%

Avg. Ann. Total Return (6/30/01)(3)    +3.19%            +5.92%           +6.08%

Distribution Rate(4)                    7.87%

30-Day Standardized Yield(5)            7.85%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.


--------------------------------------------------------------------------------
SHARES REPURCHASED WITHIN 12 MONTHS OF INVESTMENT ARE SUBJECT TO 1% EARLY WITHDRAWAL CHARGE.
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the early withdrawal charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1% early withdrawal charge, assuming shares were redeemed within 12 months of purchase.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. The distribution rate is based on the annualization of daily distribution (5.9746 cents per share) during the last 30 days in July and the $9.24 NAV on 7/31/01.

5. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 7/31/01.

THE FUND'S REPURCHASE OFFERS


The Fund will make quarterly repurchase offers for a portion of its shares. With any repurchase offer, shareholders may elect to tender (have the Fund repurchase) all, a portion or none of their shares. With each repurchase offer, shareholders will be notified in writing about the offer, how to request that the Fund repurchase their shares and the deadline for submitting repurchase requests.

Each quarter the Board of Trustees will set the amount of the repurchase offer, as a percentage of outstanding shares. This amount is known as the repurchase offer amount and will generally be between 5% and 25% of the Fund's outstanding shares. If repurchase requests exceed the repurchase offer amount, the Fund will prorate requests. The Fund may, however, first accept any requests to repurchase all of a shareholder's shares if the shareholder owns less than 100 shares. The Board will also determine the date by which the Fund must receive shareholders' repurchase requests, which is known as the repurchase request deadline. The Board will base these decisions on investment management considerations, market conditions, liquidity of the Fund's assets, shareholder servicing and administrative considerations and other factors it deems appropriate. Each repurchase request deadline will occur within the period that begins 21 days before, and ends 21 days after, the end of the quarterly interval. The repurchase price of the shares will be the net asset value as of the close of the NYSE on the date the Board sets as the repurchase pricing date. The maximum number of days between the repurchase request deadline and the repurchase pricing date is 14 days.


SUMMARY OF REPURCHASE OFFERS - 8/1/00 THROUGH 7/31/01

  REPURCHASE             REPURCHASE          % OF SHARES            NUMBER OF
REQUEST DEADLINE        OFFER AMOUNT          TENDERED*         SHARES TENDERED*
--------------------------------------------------------------------------------
   1. 10/2/00                25%                5.24%            15,715,936.939
   2. 12/22/00               25%                7.09%            22,821,259.481
   3. 4/2/01                 25%               11.49%            39,010,970.250
   4. 7/2/01                 25%                8.77%            28,669,786.561


*In connection with the repurchase offers, due to the limited number of shares tendered, the Fund did not have to consider whether to repurchase an additional amount of shares, not in excess of 2% of the shares outstanding, and did not need to repurchase any shares on a pro rata basis as described in the Prospectus and Repurchase Offer/Request Form.

FRANKLIN FLOATING RATE TRUST
Financial Highlights


                                                                                YEAR ENDED JULY 31,
                                                          --------------------------------------------------------------
                                                             2001              2000              1999            1998(a)
                                                          --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                        $     9.85        $     9.98        $    10.04        $  10.00
                                                          --------------------------------------------------------------
Income from investment operations:
 Net investment income                                          .875              .839              .700            .482
 Net realized and unrealized gains (losses)                    (.606)            (.130)            (.060)           .040
                                                          --------------------------------------------------------------
Total from investment operations                                .269              .709              .640            .522
                                                          --------------------------------------------------------------
Less distributions from net investment income                  (.879)            (.839)            (.700)          (.482)
                                                          --------------------------------------------------------------
Net asset value, end of year                              $     9.24        $     9.85        $     9.98        $  10.04
                                                          ==============================================================

Total return(b)                                                 2.80%             7.39%             6.62%           5.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                           $2,832,188        $2,541,497        $1,106,363        $168,537
Ratios to average net assets:
 Expenses                                                       1.36%             1.35%             1.39%           1.32%(c)
 Expenses excluding waiver and payments by affiliate            1.36%             1.35%             1.41%           1.76%(c)
 Net investment income                                          9.07%             8.51%             6.93%           6.06%(c)
Portfolio turnover rate                                        84.15%            66.27%            63.29%          45.32%


(a) For period October 10, 1997 (effective date) to July 31, 1998.

(b) Total return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.

(c) Annualized


10                     See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001



                                                                                              PRINCIPAL
                                                                                               AMOUNT*          VALUE
--------------------------------------------------------------------------------------------------------------------------
(a)  SENIOR FLOATING RATE INTERESTS 99.4%
     APPAREL
     St. John Knits International Inc., Term Loan B, 6.813%, 7/31/07                          $    853,772      $    848,436
                                                                                                              ------------

     AUTO PARTS: O.E.M. 3.0%
     Dayco Products LLC, Term Loan B, 7.109 - 7.305%, 5/31/07                                   10,672,535        10,399,052
     Exide Corp., Term Loan B, 8.196 - 8.759%, 12/18/05                                         18,229,816        17,105,638
     SPX Corp.,
        Term Loan B, 6.438 - 6.875%, 12/31/06                                                    8,118,844         8,139,864
        Term Loan C, 6.625 - 7.125%, 12/31/07                                                   18,927,500        18,989,601
     Tenneco Automotive Inc.,
        Term Loan B, 8.09%, 11/04/07                                                            17,205,000        14,608,129
        Term Loan C, 8.34%, 5/04/08                                                             17,205,000        14,640,388
                                                                                                              ------------
                                                                                                                83,882,672
                                                                                                              ------------

     BOOKS/MAGAZINES 1.1%
     American Media Inc., Term Loan B, 7.42 - 8.41%, 4/01/07                                       997,490         1,001,075
     PEI Holdings, Term Loan B, 8.055 - 8.306%, 3/15/06                                          7,123,144         6,873,834
     Primedia Inc., Term Loan B, 6.54%, 6/30/09                                                 11,000,000        10,942,250
     Reiman Publications Co., Term Loan B, 7.50 - 7.625%, 11/30/05                               3,459,384         3,473,440
     Weekly Reader, Term Loan, 8.01 - 8.04%, 11/08/06                                            9,825,000         9,382,875
                                                                                                              ------------
                                                                                                                31,673,474
                                                                                                              ------------

     BROADCASTING 2.8%
     Benedek Broadcasting Corp., Term Loan B, 6.96%, 11/20/07                                   17,000,000        15,342,500
     Comcorp Broadcasting Inc., Term Loan, 6.75 - 7.26%, 6/30/02                                 4,583,902         4,469,304
(c)  Comcorp Holdings Inc., Term Loan, 11.25%, 8/28/01                                           5,000,000         4,875,000
     Corus Entertainment, Term Loan B, 7.00%, 9/01/07                                            3,900,000         3,909,750
     Emmis Communications Corp., Term Loan B, 6.75 - 7.174%, 8/31/09                             2,000,000         2,007,322
     Entravision Communications Corp., Term Loan B, 6.563%, 12/31/08                             3,000,000         3,018,000
     Nassau Broadcasting Partners LP, Term Loan B, 11.25%, 6/30/07                               5,816,111         5,656,168
     Quorum Broadcasting Co., Term Loan B, 7.46 - 7.75%, 9/30/07                                 8,286,221         7,913,341
     Sinclair Broadcast Group Inc.,
        Incremental Term Loan B, 6.71%, 9/30/09                                                 15,000,000        15,121,875
   (d)  Revolver, 7.103 - 7.156%, 9/15/05                                                        7,391,962         7,133,242
     Telemundo Group, Term Loan B, 7.19%, 3/31/08                                                4,000,000         4,019,500
     White Knight Broadcasting Inc., Term Loan B, 7.26%, 6/30/07                                 4,674,768         4,557,899
                                                                                                              ------------
                                                                                                                78,023,901
                                                                                                              ------------

   BUILDING MATERIALS .3%
   Formica Corp., Term Loan B, 7.21 - 7.76%, 4/30/06                                           6,912,500         5,599,125
   Magnatrax Corp., Term Loan B, 7.82%, 11/15/05                                               4,227,931         3,868,558
                                                                                                              ------------
                                                                                                                 9,467,683
                                                                                                              ------------

   BUILDING PRODUCTS .5%
   Tapco International Inc.,
      Term Loan B, 6.96%, 7/23/07                                                              7,517,045         7,291,534
      Term Loan C, 7.21%, 7/23/08                                                              6,292,045         6,103,284
   Therma-Tru Corp., Term Loan B, 7.75%, 5/11/07                                                 964,571           955,528
                                                                                                              ------------
                                                                                                                14,350,346
                                                                                                              ------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (cont.)



                                                                                              PRINCIPAL
                                                                                               AMOUNT*          VALUE
--------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   CABLE TELEVISION 7.5%
   Century Cable (Adelphia),
      Discretionary Term Loan, 6.79 - 6.86%, 12/31/09                                       $  7,500,000      $  7,507,500
      Discretionary Term Loan, 6.79 - 6.86%, 6/30/09                                          12,000,000        12,019,380
   Charter Communications CCVI,
      Term Loan A, 5.76%, 5/12/08                                                              1,125,000         1,109,883
      Term Loan B, 6.51%, 11/12/08                                                            20,000,000        19,942,500
   Charter Communications CC VIII, Term Loan B, 6.54%, 2/14/08                                22,000,000        21,991,750
   Charter Communications Operating LLC,
      Incremental Term Loan, 6.26%, 9/18/08                                                   21,500,000        21,438,188
      Term Loan B, 6.21%, 3/18/08                                                             13,000,000        12,962,625
   Insight Midwest Holdings LP, Term Loan, 6.563%, 12/31/09                                    3,000,000         3,025,125
   MCC Iowa (Broadband), Term Loan B, 6.26 - 6.29%, 9/30/10                                    9,000,000         9,000,000
   Mediacom Illinois, Term Loan B, 6.34%, 12/31/08                                             5,000,000         5,007,815
   Mediacom Southeast, Delay Draw, 6.32 - 6.34%, 8/01/08                                       2,500,000         2,503,907
   Pegasus Media Communications Corp., Term Loan B, 7.313%, 4/30/05                           17,412,500        17,231,114
   UCA-HHC (Adelphia), Term Loan, 6.313%, 3/31/08                                             26,000,000        26,010,842
   UPC Distribution Holdings BV, Term Loan B, 8.00%, 3/31/09                                  53,000,000        43,106,649
   Videotron Itee, Term Loan B, 6.598 - 8.50%, 12/01/09                                       10,000,000        10,075,000
                                                                                                              ------------
                                                                                                               212,932,278
                                                                                                              ------------

   CASINOS/GAMING 2.3%
   Ameristar Casinos Inc.
      Term Loan B, 7.438%, 12/31/06                                                            8,773,600         8,811,984
      Term Loan C, 7.688%, 12/20/07                                                            7,598,150         7,631,392
   Boyd Gaming Corp., Term Loan B, 6.46 - 7.35%, 6/15/03                                       1,936,500         1,929,238
   Greektown Casinos, Term Loan B, 7.75 - 8.125%, 9/16/04                                      8,977,500         8,999,944
   Hollywood Casino Corp., Term Loan, 10.51%, 5/01/06                                          5,000,000         5,112,500
   Scientific Games Corp., Term Loan B, 8.063 - 9.58%, 9/30/07                                32,256,250        32,014,328
                                                                                                              ------------
                                                                                                                64,499,386
                                                                                                              ------------

   CELLULAR TELEPHONE 8.7%
   Alamosa Holdings Inc., Term Loan, 7.875%, 2/15/08                                          20,000,000        19,800,000
   Alec Holdings Inc.
      Term Loan B, 6.75%, 11/04/07                                                             2,631,579         2,542,763
      Term Loan C, 7.063%, 5/14/08                                                             2,368,421         2,277,632
   American Cellular Inc., Term Loan C, 7.11%, 2/25/09                                         3,390,736         3,351,777
   Centennial Cellular Operating Co.
      Term Loan B, 6.73 - 6.96%, 5/31/07                                                       7,813,407         7,692,542
      Term Loan C, 6.98 - 7.24%, 11/30/07                                                      4,479,546         4,413,052
   Dobson Operating Company LLC, Term Loan B, 6.78%, 1/31/07                                   4,432,500         4,357,148
   Microcell Connexions Inc.,
      Term Loan B, 6.71%, 3/01/06                                                              5,601,575         4,957,394
      Term Loan E, 7.08%, 3/01/06                                                              5,000,000         4,425,000
   Nextel Communications Inc.,
      Term Loan A, 6.54 - 6.563%, 12/31/07                                                     7,968,750         7,141,992
      Term Loan B, 7.415%, 1/29/08                                                            13,250,000        12,458,843
      Term Loan C, 7.75%, 7/29/08                                                             18,250,000        17,160,293
      Term Loan D, 7.125%, 3/31/09                                                            39,000,000        35,916,581

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)



                                                                                              PRINCIPAL
                                                                                               AMOUNT*          VALUE
--------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   CELLULAR TELEPHONE (CONT.)
   Nextel Operations Inc.,
      Leveraged Lease I, 9.188%, 3/15/05                                                    $  3,696,756      $  3,687,515
      Leveraged Lease II, 7.35%, 2/08/07                                                      13,719,070        13,684,772
   Nextel Partners Inc., Term Loan C, 8.18%, 7/29/08                                          20,000,000        19,133,340
   Rural Cellular Corp.,
      Term Loan B, 7.10%, 10/03/08                                                             7,500,000         7,362,504
      Term Loan C, 7.35%, 4/03/09                                                              7,500,000         7,356,249
   Sygnet Wireles Inc., Term Loan C, 7.53%, 12/23/07                                           1,681,180         1,653,160
   Telecorp PCS Inc., Term Loan B, 6.79%, 11/17/08                                             5,000,000         4,921,875
   Tritel Holding Corp., Term Loan B, 8.40%, 12/31/07                                          5,000,000         5,007,815
   VoiceStream Holding LLC
      Term Loan A, 6.78%, 6/30/09                                                              1,683,333         1,682,281
      Term Loan B, 6.83%, 6/30/09                                                              7,500,000         7,503,518
      Vendor Term Loan B, 6.83%, 6/30/07                                                      47,316,667        47,287,093
                                                                                                              ------------
                                                                                                               245,775,139
                                                                                                              ------------

   CHEMICALS: AGRICULTURAL .2%
   IMC Global Inc., Term Loan B, 7.50 - 7.875%, 11/17/06                                       5,000,000         5,016,665
                                                                                                              ------------

   CHEMICALS: MAJOR DIVERSIFIED .4%
   Lyondell Chemical Co.,
      Term Loan B, 7.49%, 6/30/05                                                              1,567,589         1,575,456
      Term Loan E, 7.585 - 8.915%, 6/30/06                                                     9,675,018         9,829,643
                                                                                                              ------------
                                                                                                                11,405,099
                                                                                                              ------------

   CHEMICALS: SPECIALTY 1.1%
   Huntsman International LLC,
      Term Loan B, 6.75 - 7.125%, 6/30/07                                                        700,000           696,209
      Term Loan C, 7.063%, 6/30/08                                                               700,000           695,712
   Noveon Inc., Term Loan B, 7.438 - 7.50%, 9/30/08                                            5,000,000         4,989,285
   RK Polymers LLC, Term Loan B, 9.25%, 3/07/09                                               25,000,000        24,531,250
                                                                                                              ------------
                                                                                                                30,912,456
                                                                                                              ------------

   COAL/MINING 1.5%
(c)AEI Resources,
      Revolver, 9.00%, 12/31/03                                                                1,104,539         1,027,221
      Term Loan A, 9.00%, 12/31/03                                                             1,473,570         1,370,420
      Term Loan B, 11.50%, 9/30/05                                                            44,507,626        41,058,284
                                                                                                              ------------
                                                                                                                43,455,925
                                                                                                              ------------

   COMMUNICATIONS .6%
   Spectrasite Communications Inc., Term Loan B, 7.55 - 7.74%, 2/22/07                        18,000,000        16,967,808
                                                                                                              ------------

   COMPUTER/VIDEO CHAINS .7%
   Blockbuster Inc.,
  (d) Revolver, 5.19 - 5.25%, 7/01/04                                                         11,389,615        10,820,135
      Term Loan B, 5.28 - 6.184%, 7/01/04                                                      9,019,231         8,692,284
                                                                                                              ------------
                                                                                                                19,512,419
                                                                                                              ------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)



                                                                                              PRINCIPAL
                                                                                               AMOUNT*          VALUE
--------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   CONSUMER SERVICES .6%
   Argosy Gaming Co., Term Loan B, 8.25%, 7/31/08                                           $  5,000,000      $  5,050,000
   Sotheby's Holdings Inc., Term Loan B, 6.77 - 6.81%, 8/11/02                                10,000,000         9,950,000
   Stewart Enterprises Inc., Term Loan B, 7.195 - 7.205%, 6/30/06                              3,000,000         3,008,751
                                                                                                              ------------
                                                                                                                18,008,751
                                                                                                              ------------

   CONSUMER SPECIALTIES .1%
   Holmes Products Corp., Term Loan B, 8.00%, 2/05/07                                          1,903,071         1,341,665
                                                                                                              ------------

   CONSUMER SUNDRIES .2%
   Playtex Products Inc., Term Loan A, 6.82%, 5/31/07                                          2,222,222         2,231,018
   United Industries Corp., Term Loan, 7.79%, 1/20/06                                          4,012,182         3,758,078
                                                                                                              ------------
                                                                                                                 5,989,096
                                                                                                              ------------

   CONTAINERS/PACKAGING 3.9%
   Crown, Cork & Seal Company Inc., Term Loan B, 7.31%, 3/04/02                               20,000,000        19,875,000
   Graham Packaging Co.,
      Term Loan B, 6.938%, 1/31/06                                                             2,678,855         2,538,772
      Term Loan C, 7.188%, 1/31/07                                                             2,219,622         2,110,954
      Term Loan D, 7.188 - 8.25%, 1/31/07                                                     13,162,500        12,511,576
   Greif Brothers Corp., Term Loan B, 6.95%, 3/01/08                                           9,640,359         9,675,788
   Impress Metal Packaging LTD., Term Loan G, 6.962%, 12/31/06                                   497,500           493,769
   Owens-Illinois Inc., Term Loan, 6.30 - 6.33%, 3/31/04                                      32,197,968        30,199,021
   Stone Container Corp.,
      Term Loan F, 7.125%, 12/31/05                                                           11,583,478        11,624,506
      Term Loan G, 7.438%, 12/31/06                                                            8,841,334         8,862,332
      Term Loan H, 7.438%, 12/31/06                                                            7,582,366         7,600,375
   Tekni-Plex Inc., Term Loan B, 7.25%, 6/21/08                                                4,950,000         4,793,248
                                                                                                              ------------
                                                                                                               110,285,341
                                                                                                              ------------

   DIVERSIFIED COMMERCIAL SERVICES 2.0%
   Buhrmann, US Inc., Term Loan B, 8.68%, 10/24/07                                            26,957,364        26,878,730
   Mascotech Inc., Term Loan B, 7.75%, 11/28/08                                               22,977,000        21,272,865
   Outsourcing Solutions Inc., Term Loan B, 7.77%, 6/01/06                                     4,912,500         4,634,123
   Stream International Inc., Term Loan, 8.94%, 10/29/06                                       2,450,000         2,433,156
(c)US Office Products Co.,
      Multi-Draw Term Loan, 6.75%, 6/09/05                                                     1,009,065           148,837
      Revolver, 6.75 - 10.00%, 6/09/05                                                         4,559,761           672,566
      Term Loan A, 6.75%, 6/09/06                                                              1,761,514           259,823
                                                                                                              ------------
                                                                                                                56,300,100
                                                                                                              ------------

   DIVERSIFIED MANUFACTURING 1.0%
   Foamex International Inc.,
      Term Loan B, 7.75%, 6/30/05                                                              1,528,418         1,421,429
      Term Loan C, 8.00%, 6/30/06                                                              1,389,476         1,292,213
      Term Loan D, 8.50%, 12/31/06                                                             7,136,540         6,636,982
   General Cable Corp., Term Loan B, 6.875%, 6/30/07                                           3,648,142         3,616,220

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)



                                                                                              PRINCIPAL
                                                                                               AMOUNT*          VALUE
--------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   DIVERSIFIED MANUFACTURING (CONT.)
   Mediapak Holdings Corp.,
      Term Loan B, 7.21%, 1/14/06                                                           $  5,773,745      $  4,185,966
      Term Loan C, 7.46%, 1/14/07                                                              5,773,745         4,185,965
   Superior Telecom Inc., Term Loan B, 7.875%, 11/27/05                                        9,423,549         7,175,363
                                                                                                              ------------
                                                                                                                28,514,138
                                                                                                              ------------

   DRUG STORE CHAINS .5%
   Rite Aid Corp., Term Loan, 7.313 - 7.375%, 3/15/05                                         10,500,000        10,502,625
   Shoppers Drug Mart, Term Loan C, 6.875 - 6.938%, 2/04/08                                    2,536,654         2,554,887
                                                                                                              ------------
                                                                                                                13,057,512
                                                                                                              ------------

   ELECTRIC UTILITIES: CENTRAL .3%
   Western Resources Inc., Term Loan, 6.585%, 3/17/03                                          8,890,101         8,925,661
                                                                                                              ------------

   ELECTRIC UTILITIES: EAST .1%
   AES New York Funding LLC., Term Loan, 6.563%, 9/19/01                                       3,000,000         2,999,064
                                                                                                              ------------

   ELECTRIC UTILITIES: SOUTH 1.5%
   AES Texas Funding III, Term Loan, 6.563%, 3/31/02                                          41,326,154        41,287,430
                                                                                                              ------------

   ELECTRONIC COMPONENTS .8%
   Seagate Technology Holdings Inc., Term Loan B, 7.063%, 11/22/06                            22,367,500        22,135,438
                                                                                                              ------------

   ENGINEERING & CONSTRUCTION 1.4%
   URS Corp.,
      Term Loan B, 7.125%, 6/09/06                                                               882,995           887,410
      Term Loan C, 7.375%, 6/09/07                                                               882,995           887,410
(c)Washington Group Inc., Term Loan B, 9.00%, 7/07/07                                         54,161,297        37,732,387
                                                                                                              ------------
                                                                                                                39,507,207
                                                                                                              ------------

   ENVIROMENTAL SERVICES 3.0%
   Allied Waste Industries Inc.,
      Term Loan B, 6.563 - 6.688%, 7/30/06                                                    29,383,378        29,294,993
      Term Loan C, 6.813 - 7.00%, 7/30/07                                                     34,260,850        34,157,793
   Environmental Systems, Products Holdings Inc.,
      PIK Loan, 7.205 - 7.24%, 12/31/04                                                        8,732,941         4,948,670
      Term Loan, 7.705 - 7.784%, 12/31/04                                                     21,262,818        17,825,322
                                                                                                              ------------
                                                                                                                86,226,778
                                                                                                              ------------

   FARMING/SEEDS/MILLING .1%
   Hines Nursery, Term Loan B, 7.563 - 7.875%, 2/28/05                                         2,990,000         2,885,350
                                                                                                              ------------

   FINANCE COMPANIES 3.0%
   ARES IV, Term Loan D, 144A, 9.75%, 12/22/12                                                 1,400,000         1,377,688
   Centurion II, Tranche D, 10.03%, 11/12/12                                                   2,500,000         2,462,500
   Clydesdale CLO, Tranche D1 144A, 10.629%, 3/22/13                                           2,000,000         1,940,625
(c)Finova Capital Corp.,
      Citibank Facility, 9.00%, 5/02/03                                                       42,500,000        39,489,597
      Revolver, 8.75%, 5/16/03                                                                30,000,000        27,875,010

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)



                                                                                              PRINCIPAL
                                                                                               AMOUNT*          VALUE
--------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   FINANCE COMPANIES (CONT.)
   First Dominion Funding II, sub. floating rate deb, Series A-D 144A, 9.35%, 4/25/14       $  3,000,000      $  2,838,750
   Helm Holding Corp., Term Loan B, 7.543%, 10/18/06                                           5,970,000         5,731,200
   Highland CLO I, Term Loan D 144A, 9.929%, 6/01/11                                           2,000,000         1,913,125
                                                                                                              ------------
                                                                                                                83,628,495
                                                                                                              ------------

   FINANCIAL CONGLOMERATES 3.6%
   Conseco Inc., Term Loan, 6.21 - 6.32%, 9/30/01                                            105,986,785       100,952,411
                                                                                                              ------------

   FOOD CHAINS .3%
   Buffets Inc., Term Loan B, 7.50 - 7.563%, 1/15/07                                           1,473,333         1,484,690
   Winn-Dixie Stores, Term Loan B, 6.563%, 3/31/07                                             7,481,250         7,536,192
                                                                                                              ------------
                                                                                                                 9,020,882
                                                                                                              ------------

   FOOD: MAJOR DIVERSIFIED .1%
   Interstate Brands Corp., Term Loan B, 6.01 - 6.031%, 7/19/07                                2,000,000         2,012,500
                                                                                                              ------------

   FOOD: SPECIALTY/CANDY .1%
   Cott Corp. (BCB USA Corp.), Term Loan, 6.79%, 12/31/06                                      2,000,000         2,016,250
                                                                                                              ------------

   HOSPITAL/NURSING MANAGEMENT 4.1%
   Genesis Health Ventures Inc.,
   (d)Revolver, 7.08 - 7.25%, 9/30/03                                                         32,516,160        24,110,733
      Term Loan B, 7.33%, 9/30/04                                                              2,718,167         2,050,517
      Term Loan C, 7.58%, 9/30/05                                                              2,006,977         1,514,013
   HCA - Healthone LLC, Term Loan B, 7.28%, 6/30/05                                            6,728,699         6,766,548
   Healthsouth Corp., Term Loan, 5.71%, 6/22/03                                               18,000,000        17,505,000
   Iasis Healthcare Corp.,
      Term Loan A, 7.20 - 7.23%, 9/30/04                                                       4,916,667         4,894,134
      Term Loan B, 7.95 - 7.98%, 9/30/06                                                       8,854,562         8,866,418
(c)Integrated Health Services Inc.,
      Revolver, 11.75%, 9/30/03                                                               32,042,554        18,825,001
      Term Loan B, 11.75%, 9/30/04                                                             7,984,042         4,743,024
      Term Loan C, 11.75%, 12/31/05                                                            4,973,403         2,954,515
(c)Mariner Post-Acute Network Inc.
      Revolver, 9.00%, 3/31/04                                                                 6,643,607         4,427,964
      Term Loan A, 9.00%, 3/31/04                                                             14,841,211         9,949,800
      Term Loan B, 9.00%, 3/31/05                                                              2,500,000         1,677,678
      Term Loan C, 9.00%, 3/31/06                                                              2,500,000         1,677,678
(c)Multicare Companies Inc.,
      Term Loan B, 9.75%, 9/30/04                                                              2,473,839         1,935,779
      Term Loan C, 9.75%, 9/30/05                                                                602,883           471,756
   Triad Hospitals Inc., Term Loan B, 6.81%, 9/30/08                                           4,000,000         4,043,000
                                                                                                              ------------
                                                                                                               116,413,558
                                                                                                              ------------

   HOTEL/RESORTS 4.7%
   Extended Stay America Inc., Term Loan B, 6.563%, 7/01/07                                   16,000,000        16,113,328
   Sunburst Hospitality Corp.,
      Term Loan, 7.81%, 12/21/05                                                              22,846,154        22,760,481
      Term Loan 1, 7.81%, 1/04/03                                                              1,753,567         1,746,991

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)



                                                                                              PRINCIPAL
                                                                                               AMOUNT*          VALUE
--------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   HOTEL/RESORTS (CONT.)
   Wyndham International Inc.,
      Increasing Rate Note, 8.625%, 6/30/04                                                 $ 39,234,773      $ 38,880,562
   (d)Revolver, 6.813 - 6.875%, 6/30/05                                                        2,530,000         2,454,100
      Term Loan B, 8.125%, 6/30/06                                                            52,500,000        51,504,704
                                                                                                              ------------
                                                                                                               133,460,166
                                                                                                              ------------

   INDUSTRIAL MACHINERY/COMPONENTS .8%
   Blount International Inc., Term Loan B, 8.085 - 9.645%, 6/30/06                            14,665,147        13,235,295
   Gleason Corp., Term Loan B, 7.25 - 7.50%, 2/18/08                                           4,950,000         4,925,249
   Thermadyne LLC,
      Term Loan B, 6.78%, 5/22/05                                                              2,366,653         2,055,043
      Term Loan C, 7.03%, 5/22/06                                                              2,366,653         2,055,043
                                                                                                              ------------
                                                                                                                22,270,630
                                                                                                              ------------

   MARINE SHIPPING .5%
   Great Lakes Transportation, Term Loan, 7.75 - 7.813%, 3/23/08                              13,790,000        13,514,200
                                                                                                              ------------

   MARINE TRANSPORTATION .1%
   American Commercial Lines LLC,
      Term Loan B, 8.063%, 6/30/06                                                             1,412,371         1,274,665
      Term Loan C, 8.313%, 6/30/07                                                             1,963,578         1,772,129
                                                                                                              ------------
                                                                                                                 3,046,794
                                                                                                              ------------

   MEDIA CONGLOMERATES .7%
(c)Bridge Information Systems Inc.,
      Multi-Draw, 9.50%, 5/29/03                                                               3,477,728         1,534,547
   (d)Revolver, 9.25%, 7/07/03                                                                 2,606,551         1,162,522
      Term Loan A, 9.50%, 5/29/03                                                              1,267,199           565,171
      Term Loan B, 8.75%, 7/07/05                                                             38,477,417        17,160,927
                                                                                                              ------------
                                                                                                                20,423,167
                                                                                                              ------------

   MEDICAL/NURSING SERVICES 1.6%
   American HomePatient Inc., Term Loan, 7.375%, 12/31/02                                     37,418,450        31,384,724
   Apria Healthcare Group Inc., Term Loan B, 6.80%, 7/20/07                                    5,000,000         5,006,250
   Maxxim Medical Inc.,
      Term Loan B, 8.063%, 5/12/06                                                             2,098,825         1,739,401
      Term Loan C, 8.313%, 5/12/07                                                             2,098,825         1,739,401
(d)NCS HealthCare Inc., Revolver, 9.00%, 5/31/02                                               8,413,469         6,772,843
                                                                                                              ------------
                                                                                                                46,642,619
                                                                                                              ------------

   MEDICAL SPECIALTIES .2%
   Alliance Imaging Inc.,
      Term Loan B, 7.813%, 11/02/07                                                            1,791,045         1,794,403
      Term Loan C, 8.063%, 11/02/08                                                            2,208,955         2,213,097
   Hanger Orthopedic Group Inc., Term Loan B, 9.658%, 12/31/06                                 2,930,251         2,529,783
                                                                                                              ------------
                                                                                                                 6,537,283
                                                                                                              ------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)



                                                                                              PRINCIPAL
                                                                                               AMOUNT*          VALUE
--------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   METAL FABRICATIONS .7%
   Fairchild Holdings, Term Loan B, 6.831 - 6.85%, 12/15/04                                 $  8,607,457      $  8,327,714
   Mueller Group,
      Term Loan B, 7.45 - 7.75%, 8/16/05                                                         967,719           971,752
      Term Loan C, 7.70 - 8.00%, 8/16/06                                                         967,719           971,752
      Term Loan D, 7.72 - 8.00%, 8/16/07                                                       9,281,503         9,339,512
                                                                                                              ------------
                                                                                                                19,610,730
                                                                                                              ------------

   MILITARY/GOVERNMENT/TECHNICAL .5%
   Alliant Techsystems Inc., Term Loan B, 6.75%, 4/20/09                                       5,985,000         6,067,916
   Titan Corp., Term Loan B, 6.70 - 6.88%, 2/23/06                                             1,992,424         1,979,971
   Veridian Corp., Term Loan, 7.54 - 8.99%, 9/14/06                                            4,949,938         4,949,938
                                                                                                              ------------
                                                                                                                12,997,825
                                                                                                              ------------

   MOVIES/ENTERTAINMENT 3.3%
(d)AMC Entertainment Inc., Revolver, 6.293 - 8.25%, 4/10/04                                      352,941           330,441
   AMF Bowling Inc.,
      Axel A, 10.00%, 3/31/03                                                                  4,035,232         3,321,501
      Axel B, 10.50%, 3/31/04                                                                  6,811,311         5,593,789
   (d)Revolver, 11.50%, 3/31/02                                                                2,113,834         1,727,006
      Term Loan A, 9.50%, 3/31/02                                                              4,825,664         3,944,980
   Dreamworks Film Trust II, Term Loan B, 6.47%, 1/15/09                                       2,700,000         2,712,658
   Fitness Holdings Worldwide Inc.,
      Term Loan B, 8.00%, 11/02/06                                                             4,940,000         4,693,000
      Term Loan C, 8.25%, 11/20/07                                                            10,197,743         9,687,856
   Hoops LP (Van Grizzlies) Term Loan, 8.41%, 9/30/05                                         10,000,000        10,006,250
(d)Loew's Cineplex Entertainment Corp., Revolver, 8.50%, 7/31/03                               4,964,422         4,592,091
   Phoenix Suns, Term Loan B, 5.83 - 6.886%, 3/31/05                                          10,000,000         9,981,250
(c)Regal Cinemas Inc.,
   (d)Revolver, 8.00%, 5/26/05                                                                20,971,299        20,581,841
      Term Loan A, 6.75%, 5/26/05                                                              3,717,532         3,648,494
      Term Loan C, 8.25%, 5/24/07                                                                164,994           161,930
   Six Flags (Premier Parks) Inc., Term Loan B, 6.85%, 11/03/05                                2,500,000         2,526,875
   United Artists Theaters, Term Loan, 7.78%, 2/02/05                                          1,958,908         1,897,081
   Washington Football Inc.,
      Term Loan A, 5.90%, 10/22/04                                                               400,000           400,375
      Term Loan B, 6.615 - 6.665%, 10/22/04                                                    8,600,000         8,640,317
                                                                                                              ------------
                                                                                                                94,447,735
                                                                                                              ------------

   NEWSPAPERS .9%
   Canwest Media Inc.,
      Term Loan B, 8.90%, 5/15/08                                                             10,977,054        11,056,637
      Term Loan C, 9.15%, 5/15/09                                                              6,857,946         6,907,666
   Trader.Com, (Netherlands)
      Term Loan B, 6.775%, 12/31/06                                                            4,480,281         4,334,672
      Term Loan C, 7.275%, 12/31/07                                                            3,019,719         2,921,578
                                                                                                              ------------
                                                                                                                25,220,553
                                                                                                              ------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   NON-U.S. UTILITIES .9%
   AES EDC Funding II, Term Loan, 6.955%, 10/06/03 ..................................           $ 26,000,000         $   25,939,055
                                                                                                                     --------------
   OTHER METALS/MINERALS .2%
   Better Minerals & Aggregates, Term Loan B, 7.563%, 9/30/07 .......................              4,868,421              4,539,803
                                                                                                                     --------------
   OTHER TELECOMMUNICATIONS 6.4%
(c)360 Networks Inc., Term Loan, 10.25%, 12/15/07 ...................................             19,000,000              5,913,750
   Arch Wireless Inc., ..............................................................
      Term Loan B-1, 7.313 - 7.438%, 6/30/06 ........................................             89,263,388             20,084,262
      Term Loan B, 7.125%, 6/30/05 ..................................................              3,208,042                721,809
      Term Loan C, 10.688%, 6/30/06 .................................................             30,269,970              6,810,743
   Cricket Communications Inc., Term Loan, 8.563%, 6/30/07 ..........................             55,000,000             39,600,000
   E.Spire Communications Inc., Term Loan C, 10.75%, 8/01/06 ........................             16,877,867             13,080,347
   Global Crossing Holdings Ltd., Term Loan B, 6.46%, 8/15/06 .......................             10,000,000              9,428,750
   ICG Communications Inc., Term Loan B, 9.50%, 3/31/06 .............................              2,399,045              2,351,064
   ITC Deltacom Inc., Term Loan B, 6.665%, 9/05/07 ..................................              4,937,500              4,011,719
   Level 3 Communications Inc., Term Loan A, 6.60%, 9/30/07 .........................             16,363,636             12,886,364
   Mcleod USA Inc., Term Loan B, 7.06%, 5/30/08 .....................................             15,000,000             12,455,625
   Northpoint Communications Group Inc., Term Loan, 10.25%, 3/31/04 .................             11,929,408              3,280,587
   RCN Corp., Tranche B, 7.75%, 6/03/07 .............................................             21,000,000             15,776,250
   Satelites Mexicanos, Term Loan C 144A, 8.21%, 6/30/04 (Mexico) ...................              5,530,000              5,129,075
(c)Teligent Inc.,
      Conversion Term Loan, 10.25%, 6/30/06 .........................................             18,500,000              3,385,500
      Multi-Draw Term Loan, 9.865 - 10.25%, 6/30/06 .................................             17,500,000              3,202,500
   Time Warner Telecom Inc., Term Loan B, 8.74%, 12/15/07 ...........................              5,000,000              4,896,875
(c)WCI Capital Corp., Term Loan B, 12.25%, 3/31/07 ..................................             30,500,000              5,664,277
   Winstar Communications Inc., DIP, 6.71 - 7.71%, 12/31/02 .........................              5,833,333              5,818,750
   XO Communications Inc., Term Loan B, 7.813%, 6/30/07 .............................             10,500,000              7,361,666
                                                                                                                     --------------
                                                                                                                        181,859,913
                                                                                                                     --------------
   PACKAGE GOODS/CONTAINERS .3%
   Pliant Corp., Term Loan B, 7.625%, 5/31/08 .......................................              7,857,143              7,518,304
                                                                                                                     --------------
   PACKAGED FOODS 3.3%
   Agrilink Foods,
      Term B, 7.73%, 9/30/04 ........................................................              6,694,962              6,460,639
      Term C, 7.98%, 9/30/05 ........................................................              6,863,289              6,623,075
   Aurora Foods Inc.,
   (d)Revolver, 7.36 - 7.581%, 6/30/05 ..............................................              4,870,459              4,736,522
      Term Loan, 7.25%, 6/30/05 .....................................................                430,721                418,876
      Term Loan A, 7.525%, 6/30/05 ..................................................                561,467                550,237
      Term Loan B, 8.025%, 9/30/06 ..................................................              4,367,746              4,282,213
   B&G Foods Inc., Term Loan B, 7.81 - 8.65%, 3/31/06 ...............................                998,333                969,007
   Burns Philip,
      Citibank Revolver, 5.076%, 8/17/01 ............................................              7,965,870              7,945,956
      IBJ Australia, 5.09%, 8/17/01 .................................................             31,311,417             31,233,137
      Sakura Finance, 5.09%, 8/17/01 ................................................             19,775,574             19,726,136

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   PACKAGED FOODS (CONT.)
   CP Kelco,
      Term Loan B, 7.46%, 3/15/08 ...................................................           $  3,375,000         $    3,253,078
      Term Loan C, 7.71%, 9/15/08 ...................................................              1,125,000              1,084,359
   Merisant Corp., Term Loan B, 7.00%, 3/31/07 ......................................              1,083,630              1,085,437
   Nutrasweet,
      Second Lien Term Loan, 8.938%, 5/24/09 ........................................              3,000,000              2,977,500
      Term Loan B, 7.313%, 5/15/07 ..................................................              2,377,846              2,382,304
                                                                                                                     --------------
                                                                                                                         93,728,476
                                                                                                                     --------------
   PRINTING/FORMS 2.0%
   American Reprographics, Term Loan B, 7.52%, 4/10/08 ..............................             16,293,920             16,212,451
   Dimac Holdings Inc.,
      Term Loan A, 9.75%, 12/31/05 ..................................................              2,092,640                230,190
      Term Loan B, 9.75%, 1/01/02 ...................................................                773,163                618,531
   Dimac Marketing Partners,
      Revolver, 9.75%, 7/01/03 ......................................................                233,270                 25,660
      Term Loan A, 9.75%, 7/01/03 ...................................................                554,750                 61,022
      Term Loan B, 9.75%, 1/01/05 ...................................................              2,092,640                230,190
   Mail-Well Inc., Term Loan B, 6.78 - 6.84%, 2/22/07 ...............................              8,263,839              7,902,296
   Vertis,
      Bridge Term Loan, 13.50%, 12/09/09 ............................................             25,000,000             22,875,000
      Term Loan B, 7.50 - 8.063%, 12/31/08 ..........................................              9,869,319              9,215,477
                                                                                                                     --------------
                                                                                                                         57,370,817
                                                                                                                     --------------
   PROPERTY/CASUALTY INSURANCE 1.1%
   White Mountain Insurance Group LTD., Term Loan B, 6.815%, 3/31/07 ................             31,000,000             31,096,875
                                                                                                                     --------------
   PULP & PAPER .7%
   Alabama Pine & Pulp,
      Term Loan A, 7.78%, 6/30/03 ...................................................             37,105,162             19,851,262
      PIK Term Loan B, 7.78%, 6/30/05 ...............................................              3,820,187                233,986
      PIK Term Loan C, 10.75%, 6/30/05 ..............................................              5,324,062                326,099
                                                                                                                     --------------
                                                                                                                         20,411,347
                                                                                                                     --------------
   RAILROADS .1%
   Kansas City Southern Industries Inc., Term Loan B, 6.83 - 6.875%, 1/11/07 ........              1,741,250              1,757,574
                                                                                                                     --------------
   REAL ESTATE INVESTMENT TRUSTS 3.5%
   Corrections Corp. of America
      Term Loan B, 8.33%, 12/31/02 ..................................................             18,692,306             17,913,454
      Term Loan C, 8.34%, 12/31/02 ..................................................             25,036,094             23,992,915
   Ventas Realty LP,
      Term Loan A, 6.46%, 12/31/02 ..................................................             26,693,398             26,359,729
      Term Loan B, 7.46%, 12/31/05 ..................................................             16,871,678             16,660,782
      Term Loan C, 7.96%, 12/31/07 ..................................................             13,912,808             13,738,898
                                                                                                                     --------------
                                                                                                                         98,665,778
                                                                                                                     --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   RENTAL/LEASING COMPANIES 2.3%
   Ashtead Group PLC., Term Loan B, 6.83%, 6/30/07 ..................................           $ 23,760,000         $   23,566,950
   Nations Rent Inc., Term Loan, 8.25%, 7/20/06 .....................................             31,902,750             22,172,411
   Rent-Way Inc., Term Loan B, 10.25%, 9/30/06 ......................................              9,840,405              8,610,354
   United Rentals Inc., Term Loan B, 6.79 - 6.85%, 9/30/07 ..........................             11,970,000             11,988,078
                                                                                                                     --------------
                                                                                                                         66,337,793
                                                                                                                     --------------
   SEMICONDUCTORS .8%
   ON Semiconductor Corp.,
   (d)Revolver, 7.063%, 8/04/05 .....................................................                892,857                720,982
      Term Loan A, 7.00 - 7.75%, 8/04/05 ............................................                131,277                106,007
      Term Loan B, 7.438%, 8/04/06 ..................................................              9,629,630              7,763,889
      Term Loan C, 8.313%, 8/04/07 ..................................................             10,370,370              8,361,111
      Term Loan D, 7.563%, 8/04/07 ..................................................              9,000,000              7,211,250
                                                                                                                     --------------
                                                                                                                         24,163,239
                                                                                                                     --------------
   SERVICES TO THE HEALTH INDUSTRY .1%
   Dade Behring,
      Term Loan B, 7.375%, 6/29/06 ..................................................              2,166,113              1,741,555
      Term Loan C, 7.375%, 6/29/07 ..................................................              2,166,113              1,741,555
   Unilab Corp., Term Loan, 7.313%, 11/23/06 ........................................                856,024                857,897
                                                                                                                     --------------
                                                                                                                          4,341,007
                                                                                                                     --------------
   SPECIALTY CHEMICALS .6%
   Hercules Inc., Term Loan D, 6.99%, 11/15/05 ......................................              1,990,000              1,972,090
   Ineos Group Ltd., Term Loan C, 7.33%, 6/30/09 ....................................              7,500,000              7,495,313
   Kosa BV, Term Loan B, 6.96%, 12/31/06 ............................................              3,817,129              3,763,212
   OM Group Inc., Term Loan B, 8.75%, 3/31/07 .......................................              4,912,688              4,930,089
                                                                                                                     --------------
                                                                                                                         18,160,704
                                                                                                                     --------------
   STEEL/IRON ORE .6%
   Ispat Sidbec Inc. ................................................................
      Term B, 7.46%, 7/16/04 ........................................................              6,075,322              5,103,271
      Term C, 7.96%, 1/16/05 ........................................................              6,075,322              5,103,271
   LTV Corp., Term Loan, 8.36 - 10.625%, 10/31/04 ...................................              9,376,333              8,087,087
                                                                                                                     --------------
                                                                                                                         18,293,629
                                                                                                                     --------------
   TELECOMMUNICATIONS EQUIPMENT 1.7%
   Acterna Dynatech Corp., Term Loan B, 6.96%, 9/30/07 ..............................             23,529,412             21,607,835
   American Tower Corp., Term Loan B, 7.01%, 12/31/07 ...............................              2,500,000              2,466,355
   Crown Castle Operating Co., Term Loan B, 6.46%, 3/15/08 ..........................              2,000,000              1,996,876
   Pacific Crossing Ltd., Term Loan, 6.063%, 7/28/06 ................................             23,150,642             21,259,998
                                                                                                                     --------------
                                                                                                                         47,331,064
                                                                                                                     --------------
   TEXTILES .6%
   Pillowtex Corp., Term Loan B, 6.21 - 7.71%, 12/31/04 .............................             27,244,293              9,889,679
   Synthetic Industries Inc., Bridge Loan, 14.25%, 6/14/08 ..........................             10,000,000              6,125,000
                                                                                                                     --------------
                                                                                                                         16,014,679
                                                                                                                     --------------
   TOOLS/HARDWARE .1%
   Shop Vac Corp., Term Loan, 6.43%, 6/30/07 ........................................              3,000,000              3,007,500
                                                                                                                     --------------

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
   TRANSPORTATION 1.4%
   Eurotunnel Finance Ltd.,
      Tier 1 Jr Debt, 7.03%, 7/01/25 ................................................           $ 18,902,672 GBP     $   24,379,943
      Tier 2 Jr Debt, 7.03%, 7/01/25 ................................................             14,000,000 GBP         16,161,213
                                                                                                                     --------------
                                                                                                                         40,541,156
                                                                                                                     --------------
   UTILITIES 1.0%
   Mission Energy Holdings,
      Term Loan A, 11.29%, 6/30/06 ..................................................              7,272,727              7,036,364
      Term Loan B, 11.29%, 6/30/06 ..................................................             20,727,273             20,053,636
                                                                                                                     --------------
                                                                                                                         27,090,000
                                                                                                                     --------------
   WHOLESALE DISTRIBUTORS .3%
   Spartan Stores, Term Loan, 7.00 - 7.063%, 3/18/07 ................................              1,978,375              1,975,902
   Wilmar Industries Inc., Term Loan B, 7.79%, 3/31/07 ..............................              7,443,750              7,071,563
                                                                                                                     --------------
                                                                                                                          9,047,465
                                                                                                                     --------------
   TOTAL SENIOR FLOATING RATE INTERESTS (COST $3,015,605,242) .......................                                 2,815,619,194
                                                                                                                     --------------


                                                                                                   SHARES
                                                                                                ------------
   COMMON STOCKS & WARRANTS .1%
   COMMUNICATIONS AND MEDIA
   Rivus Internet Group Inc .........................................................                 72,960                 18,240
                                                                                                                     --------------

   CONSUMER PRODUCTS .1%
   United Artist Theatres ...........................................................                220,857              1,269,928
                                                                                                                     --------------

   ENVIRONMENTAL SERVICES
   Environmental Systems Products Holdings Inc. .....................................                 49,939                      5
                                                                                                                     --------------

   MANUFACTURING - METALS & MINERALS
   Exide Corp. ......................................................................                 74,278                127,758
                                                                                                                     --------------
   TOTAL COMMON STOCKS & WARRANTS (COST $1,411,052) .................................                                     1,415,931
                                                                                                                     --------------

   PREFERRED STOCKS
   BANKS AND FINANCIAL SERVICES
   Dimac Holdings Inc. 20% PIK pfd ..................................................              1,265,651                    127
                                                                                                                     --------------

   BUSINESS SERVICES
   Environmental Systems Products Holdings Inc., pfd ................................                  8,032                923,683
                                                                                                                     --------------
   TOTAL PREFERRED STOCKS (COST $356,100) ...........................................                                       923,810
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $3,017,372,394) ................................                                 2,817,958,935
                                                                                                                     ==============

FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2001 (CONT.)

                                                                                                   SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 2.9%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $82,162,797) .                                $   82,162,797
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $3,099,535,191) 102.4% ...................................                                 2,900,121,732
                                                                                                                     --------------
   OTHER ASSETS, LESS LIABILITIES (2.4%) ............................................                                   (67,934,072)
                                                                                                                     --------------
   NET ASSETS 100.0% ................................................................                                $2,832,187,660
                                                                                                                     ==============

CURRENCY ABBREVIATIONS:
GBP - British Pounds







*   The principal amount is stated in U.S. dollars unless otherwise indicated.
(a) Senior secured corporate loans in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (LIBOR), on the set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. Bank.
(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio (The "Sweep Money Fund") is managed by Franklin Advisers, Inc.
(c) See Note 6 regarding defaulted securities.
(d) See Note 7 regarding unfunded loan commitments.



                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements



STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2001

Assets:
 Investments in securities:
  Cost .......................................................................................................      $ 3,099,535,191
                                                                                                                    ===============
  Value ......................................................................................................        2,900,121,732
 Cash ........................................................................................................           12,261,500
 Receivables:
  Investment securities sold .................................................................................               55,122
  Capital shares sold ........................................................................................            7,895,831
  Interest ...................................................................................................           16,208,801
 Organization costs ..........................................................................................               29,476
                                                                                                                    ---------------
      Total assets ...........................................................................................        2,936,572,462
                                                                                                                    ---------------

Liabilities:
 Payables:
  Investment securities purchased ............................................................................           88,216,156
  Affiliates .................................................................................................            3,236,584
  Shareholders ...............................................................................................              631,082
 Deferred facility fees (Note 1) .............................................................................            4,322,075
 Distributions to shareholders ...............................................................................            6,681,796
 Other liabilities ...........................................................................................            1,297,109
                                                                                                                    ---------------
      Total liabilities ......................................................................................          104,384,802
                                                                                                                    ---------------
       Net assets, at value ..................................................................................        2,832,187,660
                                                                                                                    ===============

Net assets consist of:
 Undistributed net investment income .........................................................................      $    (1,298,001)
 Net unrealized depreciation .................................................................................         (199,739,111)
 Accumulated net realized loss ...............................................................................          (12,620,940)
 Capital shares ..............................................................................................        3,045,845,712
                                                                                                                    ---------------
       Net assets, at value ..................................................................................      $ 2,832,187,660
                                                                                                                    ===============
 Net asset value and maximum offering price per share ($2,832,187,660 / 306,558,913 shares outstanding)(a) ...                $9.24
                                                                                                                    ===============





(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2001

Investment income:
 Dividends ..................................................................................................         $   9,274,806
 Interest ...................................................................................................           296,940,868
                                                                                                                      -------------
      Total investment income ...............................................................................           306,215,674
                                                                                                                      -------------
Expenses:
 Management fees (Note 3) ...................................................................................            22,910,174
 Administrative fees (Note 3) ...............................................................................             2,775,902
 Transfer agent fees (Note 3) ...............................................................................            12,228,273
 Custodian fees .............................................................................................                28,146
 Reports to shareholders ....................................................................................               103,727
 Registration and filing fees ...............................................................................             1,283,002
 Professional fees ..........................................................................................               428,060
 Trustees' fees and expenses ................................................................................                 8,896
 Amortization of organization costs .........................................................................                24,804
 Other ......................................................................................................               212,511
                                                                                                                      -------------
      Total expenses ........................................................................................            40,003,495
                                                                                                                      -------------
       Net investment income ................................................................................           266,212,179
                                                                                                                      -------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ...............................................................................................           (10,993,090)
  Foreign currency transactions .............................................................................               (10,305)
                                                                                                                      -------------
      Net realized loss .....................................................................................           (11,003,395)
 Net unrealized appreciation (depreciation) on:
  Investments and interest rate swap contracts ..............................................................          (176,051,914)
  Translation of assets and liabilities denominated in foreign currencies ...................................                 5,394
                                                                                                                      -------------
      Net unrealized depreciation ...........................................................................          (176,046,520)
                                                                                                                      -------------
Net realized and unrealized loss ............................................................................          (187,049,915)
                                                                                                                      -------------
Net increase in net assets resulting from operations ........................................................         $  79,162,264
                                                                                                                      =============



                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2001 AND 2000


                                                                                                    2001                 2000
                                                                                               ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................     $   266,212,179      $   155,940,461
  Net realized gain (loss) from investments and foreign currency transactions ............         (11,003,395)           1,485,304
  Net unrealized depreciation on investments and translation of assets and liabilities
   denominated in foreign currencies .....................................................        (176,046,520)         (27,283,820)
                                                                                               ------------------------------------
      Net increase in net assets resulting from operations ...............................          79,162,264          130,141,945
 Distributions to shareholders from net investment income ................................        (268,509,479)        (155,913,087)
 Capital share transactions (Note 2) .....................................................         480,038,146        1,460,904,863
                                                                                               ------------------------------------
      Net increase in net assets .........................................................         290,690,931        1,435,133,721
Net assets:
  Beginning of year ......................................................................       2,541,496,729        1,106,363,008
                                                                                               ------------------------------------
  End of year ............................................................................     $ 2,832,187,660      $ 2,541,496,729
                                                                                               ====================================
Undistributed net investment income included in net assets:
  End of year ............................................................................     $    (1,298,001)     $            --
                                                                                               ------------------------------------



                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)


STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED JULY 31, 2001


Cash flow from operating activities:
 Interest and facility fees received .......................................................................        $   288,380,098
 Operating expenses paid ...................................................................................            (38,138,658)
                                                                                                                    ---------------
      Cash provided - operations ...........................................................................            250,241,440
                                                                                                                    ===============
Cash flow from investing activities:
 Investment purchases ......................................................................................         (5,419,988,636)
 Investment sales and maturities ...........................................................................          4,941,906,276
                                                                                                                    ---------------
      Cash used - investments ..............................................................................           (478,082,360)
                                                                                                                    ===============
Cash flow from financing activities:
 Distributions to shareholders .............................................................................            (83,574,408)
 Net proceeds from capital shares sold .....................................................................            324,594,959
                                                                                                                    ---------------
      Cash provided - financing activities .................................................................            241,020,551
                                                                                                                    ===============
Net increase in cash: ......................................................................................             13,179,631
                                                                                                                    ---------------
 Cash at beginning of year .................................................................................               (918,131)
                                                                                                                    ---------------
 Cash at end of year .......................................................................................        $    12,261,500
                                                                                                                    ===============

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
FOR THE YEAR ENDED JULY 31, 2001

Net investment income ......................................................................................        $   266,212,179
 Amortization income .......................................................................................            (27,443,633)
 Decrease in interest receivable ...........................................................................              4,702,614
 Increase in other liabilities .............................................................................              1,840,033
 Facility fees received ....................................................................................              6,441,988
 Amortization of offering costs ............................................................................                 24,804
 Income in kind ............................................................................................             (1,536,545)
                                                                                                                    ---------------
Cash provided - operations .................................................................................        $   250,241,440
                                                                                                                    ===============


                       See notes to financial statements.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. Investment in these securities may be considered illiquid and prompt sale of these securities at an acceptable price may be difficult.

The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INTEREST RATE SWAP

The Fund may enter into interest rate swap contracts to hedge the risk of changes in interest rates. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked to market daily based upon quotations from the market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When the swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The risks of interest rate swaps include changes in market conditions and the possible inability of the counterparty to fulfill their obligations under the agreement.

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all of its taxable income.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discount from securities is amortized on an income tax basis. Facility fees received are recognized as income over the expected term of the loan. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

f. ORGANIZATION COSTS:

Organization costs are amortized on a straight-line basis over five years.

g. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

h. LINE OF CREDIT

The Fund has two unsecured lines of credit, which subject to limitations, allows the fund to borrow up to an aggregate maximum amount of $75,000,000 to meet shareholder redemptions. Borrowings under the lines of credit bear interest at the Federal Funds Rate plus .50% per year.


2. SHARES OF BENEFICIAL INTEREST

The Fund may, on a quarterly basis, make tender offers at net asset value for the repurchase of a portion of the common shares outstanding. The price will be established as of the close of business on the day the tender offer ends. An early withdrawal charge may be imposed on shares offered for tender which have been held for less than twelve months.

At July 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:


                                                                                      YEAR ENDED JULY 31,
                                                           ------------------------------------------------------------------------
                                                                         2001                                   2000
                                                           ------------------------------------------------------------------------
                                                              SHARES              AMOUNT              SHARES             AMOUNT
                                                           ------------------------------------------------------------------------
Shares sold ..........................................      135,483,175      $ 1,307,595,804       179,578,847      $ 1,781,070,181
Shares issued in reinvestment of distributions .......       19,247,577          184,070,432        11,364,798          112,540,752
Shares redeemed ......................................     (106,217,953)      (1,011,628,090)      (43,719,061)        (432,706,070)
                                                           ------------------------------------------------------------------------
Net increase .........................................       48,512,799      $   480,038,146       147,224,584      $ 1,460,904,863
                                                           ========================================================================

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

Management fees were reduced on assets invested in the Sweep Money Fund.

Distributors received contingent deferred sales charges for the year of $1,707,896.

The Fund pays an administrative fee to FT Services based on the net assets of the Fund as follows:

       ANNUALIZED
        FEE RATE     AVERAGE DAILY NET ASSETS
       -----------------------------------------------------------------
         .150%       First $200 million
         .135%       Over $200 million, up to and including $700 million
         .100%       Over $700 million, up to and including $1.2 billion
         .075%       In excess of $1.2 billion

The Fund pays a transfer agent fee to Investor Services of .40% per year of the average daily net assets of the Fund.


4. INCOME TAXES

At July 31, 2001, the unrealized depreciation based on the cost of investments for income tax purposes of $3,105,342,828 was as follows:

        Unrealized appreciation         $  57,099,959
        Unrealized depreciation          (262,646,707)
                                        -------------
        Net unrealized depreciation     $(205,546,748)
                                        =============

At July 31, 2001, the Fund had tax basis capital losses of $4,581,379 which may be carried over to offset future capital gains. Such losses expire in 2008.

At July 31, 2001, the Fund has deferred capital losses occurring subsequent to October 31, 2000 of $2,231,923. For tax purposes, such losses will be reflected in the year ending July 31, 2002.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and foreign currency transactions.

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (continued)


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2001 aggregated $2,853,743,643 and $2,311,517,463 respectively.


6. INTEREST RATE SWAP AGREEMENT

As of July 31, 2001, the Fund had the following interest rate swap contract outstanding:

                                     RATE PAID     RATE RECEIVED     UNREALIZED
MATURITY DATE    NOTIONAL AMOUNT    BY THE FUND     BY THE FUND     DEPRECIATION
--------------------------------------------------------------------------------
July 9, 2007       $4,000,000         10.125%         7.414%         $(327,060)


7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 94% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions rather than higher rated securities. At July 31, 2001, the Fund held defaulted securities with a value aggregating $264,153,799 representing 9.33% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides an estimate for losses on interest receivable.


8. UNFUNDED LOAN COMMITMENTS

As of July 31, 2001, the Fund had unfunded loan commitments, which would be extended at the option of the borrowers, pursuant to the following loan agreements:

                                                     COMMITMENT       UNFUNDED
SECURITY                                               AMOUNT          AMOUNT
--------------------------------------------------------------------------------
Allegiance Telecom Inc., Revolver .............     $35,000,000     $ 35,000,000
AMC Entertainment, Revolver ...................      10,000,000        9,647,059
AMF Bowling Inc., Revolver ....................       2,185,234           71,400
Aurora Foods Inc., Revolver ...................       5,798,166          927,707
Blockbuster Inc., Revolver ....................      33,350,002       21,960,387
Bridge Information Systems Inc., DIP ..........       2,000,000        2,000,000
Bridge Information Systems Inc., Revolver .....       2,802,730          196,179
Charter Communications CCVI, Revolver .........         875,000          875,000
Genesis Health Ventures Inc., Revolver ........      32,572,735           56,575
ICG Communications ............................      20,000,000       20,000,000
JC Penney Co., Revolver .......................      27,500,000       27,500,000
Level 3 Communications Inc., Revolver .........      23,636,364       23,636,364
Loew's Cineplex Entertainment Corp., Revolver .       4,998,389           33,966

FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements (continued)

8. UNFUNDED LOAN COMMITMENTS (CONT.)

                                                     COMMITMENT       UNFUNDED
SECURITY                                               AMOUNT          AMOUNT
--------------------------------------------------------------------------------
Pillowtex Corp., Revolver .....................     $10,000,000     $ 10,000,000
Playtex Products Inc., Revolver ...............       2,777,778        2,777,778
Regal Cinemas Inc., Revolver ..................      21,183,131          211,832
Rent-A-Center Inc., Revolver ..................       1,984,654        1,984,654
ON Semiconductor, Revolver ....................       1,071,429          178,572
Sinclair Broadcasting Group Inc., Revolver ....      12,520,111        5,128,149
VoiceStream Holdings LLC, Revolver ............      20,000,000       20,000,000
Washington Group DIP ..........................      20,000,000       20,000,000
Wyndham International Inc., Revolver ..........      10,000,000        7,470,000
                                                                    ------------
                                                                    $209,655,622
                                                                    ------------

FRANKLIN FLOATING RATE TRUST
Independent Auditors' Report


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF FRANKLIN FLOATING RATE TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, cash flows, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Trust ("the Fund") at July 31, 2001, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
September 6, 2001

                      This page intentionally left blank.

                      This page intentionally left blank.

                       This page intentionally left blank.